PROPOSED BUSINESS COMBINATION	9 Months Ended
Sep. 30, 2021
Proposed Business Combination

Note 7: Business Acquisitions

The Company makes acquisitions to expand its geographical footprint and member base. The following acquisitions have been accounted for as business combinations.

The amounts presented for the 2021 acquired Intangible Assets are based on their estimated fair value at the date of acquisition. These estimates, and their corresponding amortization expense will be finalized by December 31, 2021.

Michael F. Hamant, M.D., P.C.

On October 30, 2020, the Company purchased a medical practice, Michael F. Hamant, M.D., P.C. The purchase price totaled $140,000 paid in cash, $20,000 of which was for transaction fees.

The total purchase price has been allocated to PP&E and Goodwill. The following table provides an allocation of the total purchase price:

Goodwill	$130,000
PP&E	10,000
Total Purchase Price	$140,000

Robert E. Mutterperl, D.O., S.C.

On April 5, 2021, the Company purchased a medical practice, Robert E. Mutterperl, D.O., S.C. The purchase price totaled $85,000 paid in cash, $3,000 of which was for transaction fees. $82,000 of the total purchase price has been allocated to Goodwill.

Neisa I. Diaz, M.D., LLC

On July 1, 2021, the Company purchased a medical practice, Neisa I. Diaz, M.D. LLC. The total purchase price was $3,802,037, which was paid in cash. The total purchase price has been allocated to Acquired Intangibles (representing the present value of existing payor contracts, with an estimated economic life of 10 years), other assets and goodwill. The following table provides a preliminary allocation of the total purchase price:

Aquired Intangibles	$1,840,000
Goodwill	1,960,000
Other Assets	2,037
Total Purchase Price	$3,802,037

Medical Associates of Tampa Bay, LLC

On September 3, 2021, the Company purchased a medical practice, Medical Associates of Tampa Bay, LLC. The total purchase price was $1,154,000, which was paid in cash. The total purchase price has been allocated to acquired intangible assets (representing the present value of payor contracts, with an estimated economic life of 10 years), PP&E, and Goodwill. The following table provides a preliminary allocation of the total purchase price:

Aquired Intangibles	$240,000
Goodwill	892,550
PP&E	21,450
Total Purchase Price	$1,154,000

A summary of Goodwill and Other Intangibles is as follows:

	September 30, 2021	December 31, 2020
Goodwill	$3,805,628	$871,128
Intangible Assets - Amortizable	2,080,000	—
Total	$5,885,628	$871,128

Foresight Acquisition Corp [Member]
Proposed Business Combination

NOTE 11. PROPOSED BUSINESS COMBINATION

On May 25, 2021, the Company, P3 Health Group Holdings, LLC (“P3”) and FAC Merger Sub LLC, a wholly-owned subsidiary of the Company (“Merger Sub”), entered into an agreement and plan of merger (the “Merger Agreement”) and (ii) the Company; FAC-A Merger Sub Corp. and FAC-B Merger Sub Corp. (together, the “Merger Corps”); CPF P3 Blocker-A, LLC and CPF P3 Blocker-B, LLC (together, the “Blockers”); CPF P3 Splitter, LLC (“Splitter”); Chicago Pacific Founders Fund-A, L.P.; and Chicago Pacific Founders Fund-B,L.P. entered into a transaction and combination agreement (the “Transaction and Combination Agreement”) pursuant to which, among other things, upon the satisfaction or waiver of the conditions set forth in the Merger Agreement, P3 will merge with and into Merger Sub, with Merger Sub as the surviving company (the “Surviving Company”), and pursuant to the Transaction and Combination Agreement, the Merger Corps will merge with and into the Blockers, with the Blockers as the surviving entities and wholly-owned subsidiaries of the Company (collectively, the “Business Combinations”). Pursuant to the Transaction and Combination Agreement, the surviving entity of each Blocker Merger will be merged with and into the Company, with the Company as the surviving entity. Through the foregoing mergers and other related transactions, immediately after the closing, the Company and P3 will be organized in an “Up-C” structure in which all of the P3 operating subsidiaries will be held directly or indirectly by the Surviving Company and the Company will directly own approximately 28.6% of the Surviving Company and will become the sole manager of the Surviving Company.

The Mergers

Pursuant to the Transaction and Combination Agreement, on the Closing Date (as defined in the Merger Agreement) and prior to the time that the P3 Merger (as defined in the Merger Agreement) becomes effective (the “Effective Time”), Splitter (a member of P3) will make a liquidating distribution of its units in P3 to its members, which includes the Blockers (the “Blocker Reorganization”). Following the Blocker Reorganization, the P3 Merger will be effected, pursuant to which P3 will merge into Merger Sub, with Merger Sub as the Surviving Company and the Company as its sole manager. Pursuant to the Transaction and Combination Agreement and after the P3 Merger, Foresight will acquire the Blockers by merging each Blocker with a Merger Corp, with the Blockers as the surviving entities (the “Blocker Mergers”). Pursuant to the Transaction and Combination Agreement, the surviving entity of each Blocker Merger will be merged with and into the Company, with the Company as the surviving entity.

Merger Consideration

The merger consideration to be paid to the members of P3 (the “P3 Equityholders”) pursuant to the Merger Agreement will have an aggregate value of $2,126,000,000 (the “Merger Consideration”), and will (assuming no redemptions of Public Shares and aggregate proceeds from the PIPE (as defined below) of $208,703,070) consist of a mix of up to approximately (i) 182,104,693 common units of the Surviving Company (“Surviving Company Common Units”) (with a deemed value of $10 per unit) (the “Equity Consideration”) and (ii) cash in an aggregate amount of $305 million (the “Cash Consideration”). However, in the event the net cash of the Company and the Surviving Company immediately after the closing of the Business Combinations (but excluding any cash held by P3 and its subsidiaries) is less than $180 million, the Cash Consideration will be reduced by such shortfall and the Equity Consideration would be increased by the amount of such shortfall, such that the Merger Consideration aggregate value of $2,126,000,000 will remain unchanged.

The Cash Consideration and the Equity Consideration will be allocated among the P3 Equityholders consistent with what each P3 Equityholder would receive if the Cash Consideration and the Equity Consideration were distributed prior to the P3 Merger in accordance with P3’s limited liability company agreement (the “P3 LLC Agreement”), subject to certain requirements (such as no P3 Equityholder receiving any fractional Surviving Company Common Units). Each P3 Equityholder has the option, exercisable at least ten business days prior to the Closing Date, to elect to receive additional Surviving Company Common Units (at the deemed $10 value per unit) in lieu of its portion of the Cash Consideration (a “Consideration Election”).

Immediately following the Closing, only shares of the Company’s Class A Common Stock and newly-designated Class V Common Stock (defined below) will be outstanding.

Pursuant to the Merger Agreement, on the Closing Date and prior to the P3 Merger, the Company will (i) amend and restate its amended and restated certificate of incorporation substantially in the form attached as an exhibit to the Merger Agreement and (ii) amend and restate its bylaws substantially in the form attached as an exhibit to the Merger Agreement. The Company’s further amended and restated certificate of incorporation will provide for, in addition to the Class A common stock, a class of stock which has voting rights but no economic rights (“Class V Common Stock”). The shares of Class V Common Stock will vote together with the shares of Class A common stock as a single class, with each share of Class A common stock and Class V Common Stock entitling the holder to one vote. The shares of Class V Common Stock will be “stapled” to the Surviving Company Common Units, with the holders of Surviving Company Common Units (other than the Company) holding one share of Class V Common Stock for each Surviving Company Common Unit held.

Prior to the P3 Merger, the Company will contribute (or cause to be contributed) to Merger Sub the proceeds of the PIPE and the net funds in the trust account (after taking into account any redemptions of Public Shares, but less the amount of cash necessary to fund the payments to the owners of the Blockers pursuant to the Transaction and Combination Agreement), and Merger Sub will (i) issue to the Company units of Merger Sub equal to the number of outstanding shares of the Company’s Class A common stock and (ii) grant to the Company warrants to acquire units of Merger Sub equal to the number of outstanding warrants to purchase the Company’s Class A common stock.

Pursuant to the Merger Agreement, after the foregoing transactions, the P3 Merger will be effected, with (i) all of the membership interests of P3 being converted into the right to receive a combination of Cash Consideration and Equity Consideration, (ii) each outstanding unit of Merger Sub being converted into one Surviving Company Common Unit, and (iii) the Surviving Company becoming a partially-owned LLC subsidiary of the Company with the Company as the sole manager of the Surviving Company.

As contemplated by the Merger Agreement, on the Closing Date and immediately after the P3 Merger, each P3 Equityholder that is an “accredited investor” will have the opportunity to subscribe for Class V Common Stock from Foresight for a subscription price equal to its par value (which subscription price will be offset against the Merger Consideration). Each subscribing P3 Equityholder will purchase shares of Class V Common Stock equal to the Surviving Company Common Units such P3 Equityholder receives in the P3 Merger.

Pursuant to the Transaction and Combination Agreement, Foresight will acquire 100% of the outstanding equity of each Blocker through the Blocker Mergers, and the applicable Blocker Owner will receive a number of shares of Foresight Class A Common Stock and cash equal to the number of Surviving Company Common Units and cash that the applicable Blocker would receive pursuant to the P3 Merger in the absence of any Consideration Election.

Subscription Agreements

Contemporaneously with the execution of the Merger Agreement, certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to purchase shares of the Company’s Class A Common Stock (such shares, collectively, the “PIPE Shares”, and such transaction, the “PIPE”) with an aggregate value of $208,703,070, representing 20,870,307 PIPE Shares at a price of $10.00 per share. The closing of the sale of the PIPE Shares will be contingent upon the substantially concurrent consummation of the Business Combinations and the satisfaction of other customary closing conditions.